Financial Instruments Fair value of the commodity risk management assets and liabilities by classification level (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Change in foreign exchange rates	CAD (1)	CAD (5)	CAD 4
Gains recognized in OCI	(138)	0	(250)
Total gains included in earnings before income taxes	136	0	517
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		176
Commodity risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		744
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(1)	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(42)	(14)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	771	758	542
Market price changes	(67)	38
Change in foreign exchange rates	(52)	(27)
Transfers into Level 3 of fair value hierarchy, assets	1	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	34	176
Non-recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in OCI	50	136
Total gains included in earnings before income taxes	86	92
Unrealized gains included in earnings before income taxes relating to met assets held	19	130
Fair value hedges [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	719	726	640
Market price changes	(57)	(50)
Change in foreign exchange rates	(50)	(27)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Fair value hedges [member] | Non-recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in OCI	50	136
Total gains included in earnings before income taxes	57	50
Unrealized gains included in earnings before income taxes relating to met assets held	0	0
Non-Hedges [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	52	32	CAD (98)
Market price changes	(10)	88
Change in foreign exchange rates	(2)	0
Transfers into Level 3 of fair value hierarchy, assets	1	0
Non-Hedges [Member] | Non-recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in OCI	0	0
Total gains included in earnings before income taxes	29	42
Unrealized gains included in earnings before income taxes relating to met assets held	19	130
Derivative Instruments, Existing Contracts [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	98	176
Derivative Instruments, Existing Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	100	163
Derivative Instruments, Existing Contracts [Member] | Non-Hedges [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(2)	13
Derivative Instruments, New Contracts [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	33	29
Derivative Instruments, New Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Derivative Instruments, New Contracts [Member] | Non-Hedges [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	CAD 33	CAD 29